Investment Portfolioas of November 30, 2025 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 96.3%
Australia 3.6%
BHP Group Ltd.	511,592	14,008,468
Origin Energy Ltd.	440,838	3,379,928
Woodside Energy Group Ltd.	94,304	1,544,918
(Cost $18,925,095)		18,933,314
Denmark 1.5%
Danske Bank A/S	131,904	6,060,506
Pandora A/S	15,666	1,872,770
(Cost $6,142,367)		7,933,276
Finland 0.7%
Nordea Bank Abp (Cost $2,562,228)	194,867	3,453,107
France 13.8%
BNP Paribas SA	173,080	14,805,747
Capgemini SE	8,803	1,380,983
Credit Agricole SA	645,852	12,389,103
Engie SA	77,324	1,967,083
Pernod Ricard SA	28,032	2,525,112
Sanofi SA	158,038	15,732,044
Societe Generale SA	91,475	6,357,940
Sodexo SA (a)	33,179	1,751,427
Teleperformance SE	64,122	4,411,468
TotalEnergies SE	125,076	8,228,522
Vinci SA	25,311	3,595,189
(Cost $68,600,637)		73,144,618
Germany 3.2%
Bayer AG (Registered)	75,432	2,671,558
Beiersdorf AG	54,941	5,901,805
Brenntag SE	65,300	3,743,682
Deutsche Post AG	29,495	1,534,183
Siemens AG (Registered)	4,396	1,164,808
TUI AG*	203,733	1,944,982
(Cost $15,632,823)		16,961,018
Hong Kong 2.6%
Hong Kong & China Gas Co., Ltd.	7,666,000	7,138,229
Yue Yuen Industrial Holdings Ltd. (a)	3,169,000	6,707,487
(Cost $11,380,555)		13,845,716
Ireland 2.5%
DCC PLC	180,156	11,922,613
James Hardie Industries PLC (CDI)*	56,818	1,136,200
(Cost $12,870,531)		13,058,813

Israel 1.1%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $2,572,262)	220,942	5,941,130
Italy 4.3%
Intesa Sanpaolo SpA	1,544,864	10,025,042
UniCredit SpA	174,276	12,972,769
(Cost $9,278,366)		22,997,811
Japan 24.8%
ANA Holdings, Inc.	200,700	3,795,340
Asahi Kasei Corp.	201,800	1,688,092
Astellas Pharma, Inc.	885,600	11,175,322
Central Japan Railway Co.	478,400	13,092,098
Daikin Industries Ltd.	23,900	3,111,202
Dentsu Group, Inc. (a)	195,400	4,440,790
Japan Tobacco, Inc.	190,700	7,182,698
Kansai Electric Power Co., Inc.	358,100	6,135,272
Komatsu Ltd.	314,100	10,336,366
Nitto Denko Corp.	212,200	5,261,529
Ono Pharmaceutical Co., Ltd.	1,195,200	16,835,256
Otsuka Holdings Co., Ltd.	27,700	1,569,603
Sekisui House Ltd.	212,900	4,773,689
Shin-Etsu Chemical Co., Ltd.	73,400	2,217,142
Shionogi & Co., Ltd.	1,046,000	17,976,572
Suzuki Motor Corp.	369,000	5,782,503
Takeda Pharmaceutical Co., Ltd.	190,500	5,505,156
Tokyo Electron Ltd.	6,800	1,391,053
Toyota Motor Corp.	426,300	8,638,035
(Cost $109,166,503)		130,907,718
Luxembourg 4.4%
ArcelorMittal SA	149,354	6,441,349
Tenaris SA	840,837	16,926,348
(Cost $17,653,004)		23,367,697
Singapore 4.4%
Oversea-Chinese Banking Corp. Ltd.	606,600	8,677,523
United Overseas Bank Ltd.	92,300	2,427,553
Venture Corp. Ltd.	1,065,900	12,302,804
(Cost $18,150,941)		23,407,880
Spain 5.2%
Banco Bilbao Vizcaya Argentaria SA	527,226	11,364,547
Banco Santander SA	1,514,099	16,242,007
(Cost $10,151,115)		27,606,554
Sweden 1.9%
Skandinaviska Enskilda Banken AB "A"	67,777	1,348,535
Volvo AB "B"	297,835	8,920,363
(Cost $8,121,950)		10,268,898
Switzerland 4.9%
Nestle SA (Registered)	36,151	3,593,166

Novartis AG (Registered)	56,390	7,358,945
Roche Holding AG (Genusschein)	39,458	15,081,498
(Cost $21,954,455)		26,033,609
United Kingdom 17.0%
Barclays PLC	527,194	3,000,418
British American Tobacco PLC	224,997	13,222,583
Bunzl PLC	77,375	2,216,146
GSK PLC	420,922	10,000,660
HSBC Holdings PLC	1,156,008	16,372,544
Imperial Brands PLC	319,338	13,568,996
International Consolidated Airlines Group SA	1,186,156	6,229,392
ITV PLC	10,042,460	10,938,152
NatWest Group PLC	253,643	2,124,263
Rio Tinto PLC	167,659	12,053,583
(Cost $65,614,243)		89,726,737
United States 0.4%
Carnival PLC* (b) (Cost $1,780,721)	78,344	1,873,251
Total Common Stocks (Cost $400,557,796)		509,461,147

Preferred Stocks 1.8%
Germany
Henkel AG & Co. KGaA (Cost $9,527,442)	120,190	9,706,148

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.88% (c) (d) (Cost $5,636,340)	5,636,340	5,636,340

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.0% (c) (Cost $4,747,189)	4,747,189	4,747,189

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $420,468,767)	100.1	529,550,824
Other Assets and Liabilities, Net	(0.1)	(587,002)
Net Assets	100.0	528,963,822
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.88% (c) (d)
—	5,636,340 (e)	—	—	—	9,041	—	5,636,340	5,636,340
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.0% (c)
2,909,989	11,265,084	9,427,884	—	—	34,693	—	4,747,189	4,747,189
2,909,989	16,901,424	9,427,884	—	—	43,734	—	10,383,529	10,383,529

*	Non-income producing security.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $5,360,506, which is 1.0% of net assets.

(b)	Listed on the London Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

ADR: American Depositary Receipt
CDI: Chess Depositary Interest
At November 30, 2025 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	127,621,604	24%
Health Care	109,847,745	21%
Industrials	74,072,850	14%
Consumer Staples	55,700,508	11%
Materials	42,806,364	8%
Consumer Discretionary	33,344,143	6%
Energy	26,699,788	5%
Utilities	18,620,512	3%
Communication Services	15,378,942	3%
Information Technology	15,074,840	3%
Total	519,167,296	98%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$18,933,314	$—	$18,933,314
Denmark	—	7,933,276	—	7,933,276
Finland	—	3,453,107	—	3,453,107
France	—	73,144,618	—	73,144,618
Germany	—	16,961,018	—	16,961,018
Hong Kong	—	13,845,716	—	13,845,716
Ireland	—	13,058,813	—	13,058,813
Israel	5,941,130	—	—	5,941,130
Italy	—	22,997,811	—	22,997,811
Japan	—	130,907,718	—	130,907,718
Luxembourg	—	23,367,697	—	23,367,697
Singapore	—	23,407,880	—	23,407,880
Spain	—	27,606,554	—	27,606,554
Sweden	—	10,268,898	—	10,268,898
Switzerland	—	26,033,609	—	26,033,609
United Kingdom	—	89,726,737	—	89,726,737
United States	—	1,873,251	—	1,873,251
Preferred Stocks	—	9,706,148	—	9,706,148
Short-Term Investments (a)	10,383,529	—	—	10,383,529
Total	$16,324,659	$513,226,165	$—	$529,550,824

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCIF-PH1